Loss Per Share (Schedule of Computations of Numerator and Denominator of Loss Per Basic and Diluted Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Numerator:
Net loss attributable to Stratasys Ltd.	$ (901,273)	$ (31,328)	$ (1,140,492)	$ (27,414)
Adjustment of redeemable non-controlling interest to redemption amount			(1,800)
Basic and diluted net loss attributable to Stratasys Ltd	$ (901,273)	$ (31,328)	$ (1,142,292)	$ (27,414)
Denominator:
Weighted average shares - denominator for basic and diluted net loss per share	51,941	50,490	51,437	49,717
Net loss per share attributable to Stratasys Ltd.
Basic	$ (17.35)	$ (0.62)	$ (22.21)	$ (0.55)
Diluted	$ (17.35)	$ (0.62)	$ (22.21)	$ (0.55)